Financial Instruments - Summary of Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Environmental trust funds	$ 109.6	$ 98.8	$ 88.1
– Trade and other receivables	251.4	198.0
– Investments	205.9	112.1
Cash and cash equivalents	648.7	769.4	524.7	$ 886.8
Windfall Project – contingent and exploration considerations	245.4	0.0
Trade and other payables	643.9	600.7
– Borrowings	1,236.5	1,079.3
– Lease liabilities	436.4	394.2	$ 415.5
Financial liabilities measured at fair value | C$300.0 million contingent consideration – initial fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations	202.5	0.0
Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Borrowings	1,249.9	1,089.6
Carrying amount | Financial liabilities measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total	202.5
Carrying amount | Financial liabilities measured at fair value | C$300.0 million contingent consideration – initial fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations	202.5
Carrying amount | Financial liabilities measured at fair value | C$75.0 million exploration consideration – initial present value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations	42.9
Carrying amount | Financial liabilities measured at fair value | Fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total	202.5
Carrying amount | Financial liabilities measured at fair value | Fair value through profit or loss | C$300.0 million contingent consideration – initial fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations	202.5
Carrying amount | Financial liabilities measured at fair value | Other financial liabilities measured at amortised cost | C$75.0 million exploration consideration – initial present value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations	42.9
Carrying amount | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Trade and other payables	532.4
– Borrowings	1,236.5
– Lease liabilities	436.4
Total	2,248.2
Carrying amount | Financial liabilities not measured at fair value | Other financial liabilities measured at amortised cost
Reconciliation of changes in fair value measurement, liabilities [abstract]
Trade and other payables	532.4	501.2
– Borrowings	1,236.5	1,079.3
– Lease liabilities	436.4	394.2
Total	2,248.2	1,974.7
Carrying amount | Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Environmental trust funds		2.9
– Trade and other receivables	18.2	29.6
– Investments	65.7	34.5
– Asanko redeemable preference shares	99.7	60.3
Total	183.6	127.3
Carrying amount | Financial assets measured at fair value | Fair value through profit or loss
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Environmental trust funds		2.9
– Trade and other receivables	18.2	29.6
Total	18.2	32.5
Carrying amount | Financial assets measured at fair value | Fair value through OCI
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Investments	65.7	34.5
– Asanko redeemable preference shares	99.7	60.3
Total	165.4	94.8
Carrying amount | Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Environmental trust funds	109.6	95.9
– Trade and other receivables	73.3	42.2
Loan advanced – contractor		23.4
Cash and cash equivalents	648.7	769.4
Total	831.6	930.9
Carrying amount | Financial assets not measured at fair value | Financial assets measured at amortised cost
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Environmental trust funds	109.6	95.9
– Trade and other receivables	73.3	42.2
Loan advanced – contractor		23.4
Cash and cash equivalents	648.7	769.4
Total	831.6	930.9
Fair value | Financial liabilities measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total	202.5
Fair value | Financial liabilities measured at fair value | C$300.0 million contingent consideration – initial fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations	202.5
Fair value | Financial liabilities measured at fair value | C$75.0 million exploration consideration – initial present value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Windfall Project – contingent and exploration considerations	42.9
Fair value | Financial liabilities not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Trade and other payables	532.4
– Borrowings	1,249.9
– Lease liabilities	436.4
Total	2,261.6
Fair value | Financial liabilities not measured at fair value | Other financial liabilities measured at amortised cost
Reconciliation of changes in fair value measurement, liabilities [abstract]
Trade and other payables		501.2
– Borrowings		1,089.6
– Lease liabilities		394.2
Total		1,985.0
Fair value | Financial assets measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Environmental trust funds		2.9
– Trade and other receivables	18.2	29.6
– Investments	65.7	34.5
– Asanko redeemable preference shares	99.7	60.3
Total	183.6	127.3
Fair value | Financial assets not measured at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
– Environmental trust funds	109.6	95.9
– Trade and other receivables	73.3	42.2
Loan advanced – contractor		23.4
Cash and cash equivalents	648.7	769.4
Total	$ 831.6	$ 930.9